SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total	$ 398	$ 340	$ 777	$ 666
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total	204	146	388	277
One Real Title [Member]
Segment Reporting Information [Line Items]
Total	168	168	336	336
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Total	26	26	53	53
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total